Property, plant and equipment (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	$ 666,879	$ 614,047
Depreciation	(110,072)	(90,980)	$ (81,139)
Property, plant and equipment at year-end	686,824	666,879	614,047
Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	436,977	394,775
Depreciation	(95,369)	(76,720)	(66,011)
Property, plant and equipment at year-end	490,515	436,977	394,775
Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	2,294	2,044
Depreciation	(1,304)	(1,344)	(1,960)
Property, plant and equipment at year-end	2,666	2,294	2,044
Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	93,654	84,560
Depreciation	(12,896)	(12,244)	(12,468)
Property, plant and equipment at year-end	96,306	93,654	84,560
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	4,433	4,994
Depreciation	(503)	(672)	(700)
Property, plant and equipment at year-end	977	4,433	4,994
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	16,480	27,204
Property, plant and equipment at year-end	15,781	16,480	27,204
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	113,041	100,470
Property, plant and equipment at year-end	80,579	113,041	100,470
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	1,461,625	1,317,157	1,297,057
Additions / ARO change	200,920	169,114	128,164
Currency translation differences	3,851	3,233	(3,637)
Disposals	(3,492)	(2,090)	(7,350)
Write-off / Impairment	(42,895)	(25,789)	(16,596)
Transfers	0	0	0
Assets held for sale	(416,022)		(80,481)
Property, plant and equipment at year-end	1,203,987	1,461,625	1,317,157
Gross carrying amount [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	1,079,257	957,932	968,617
Additions / ARO change	9,744
Retirements, property, plant and equipment		(7,558)	(1,094)
Currency translation differences	3,477	2,921	(3,284)
Disposals	0	0	0
Write-off / Impairment	(13,332)	0	(1,575)
Transfers	171,538	125,962	68,315
Assets held for sale	(330,024)		(73,047)
Property, plant and equipment at year-end	920,660	1,079,257	957,932
Gross carrying amount [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	19,093	18,712	20,707
Additions / ARO change	1,683	1,620	930
Currency translation differences	46	37	(43)
Disposals	(1,223)	(1,290)	(1,762)
Write-off / Impairment	0	0	0
Transfers	93	14	58
Assets held for sale	(6,559)		(1,178)
Property, plant and equipment at year-end	13,133	19,093	18,712
Gross carrying amount [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	222,727	201,177	197,829
Additions / ARO change	12	6	0
Currency translation differences	277	232	(246)
Disposals	0	(26)	(900)
Write-off / Impairment	0	0	(2,759)
Transfers	21,262	21,338	13,305
Assets held for sale	(74,491)		(6,052)
Property, plant and equipment at year-end	169,787	222,727	201,177
Gross carrying amount [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	11,027	11,662	12,442
Additions / ARO change	17		0
Retirements, property, plant and equipment		(14)
Currency translation differences	8	6	(16)
Disposals	(2,150)	(774)	(978)
Write-off / Impairment	0	0	0
Transfers	93	147	391
Assets held for sale	(4,948)		(177)
Property, plant and equipment at year-end	4,047	11,027	11,662
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	16,480	27,204	18,848
Additions / ARO change	116,304	107,171	82,094
Currency translation differences	21	18	(18)
Disposals	(119)	0	(3,372)
Write-off / Impairment	0	0	0
Transfers	(116,905)	(117,913)	(70,321)
Assets held for sale	0		(27)
Property, plant and equipment at year-end	15,781	16,480	27,204
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	113,041	100,470	78,614
Additions / ARO change	73,160	67,889	46,234
Currency translation differences	22	19	(30)
Disposals	0	0	(338)
Write-off / Impairment	(29,563)	(25,789)	(12,262)
Transfers	(76,081)	(29,548)	(11,748)
Assets held for sale	0		0
Property, plant and equipment at year-end	80,579	113,041	100,470
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(794,746)	(703,110)	(682,392)
Currency translation differences	(3,505)	(2,673)	2,518
Depreciation	(110,072)	(90,980)	(81,139)
Disposals	3,066	2,017	3,063
Assets held for sale	388,094		54,840
Property, plant and equipment at year-end	(517,163)	(794,746)	(703,110)
Accumulated depreciation, amortisation and impairment [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(642,280)	(563,157)	(548,445)
Currency translation differences	(3,179)	(2,403)	2,219
Depreciation	(95,369)	(76,720)	(66,011)
Disposals	0	0	0
Assets held for sale	310,683		49,080
Property, plant and equipment at year-end	(430,145)	(642,280)	(563,157)
Accumulated depreciation, amortisation and impairment [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(16,799)	(16,668)	(16,985)
Currency translation differences	(41)	(33)	37
Depreciation	(1,304)	(1,344)	(1,960)
Disposals	1,189	1,246	1,325
Assets held for sale	6,488		915
Property, plant and equipment at year-end	(10,467)	(16,799)	(16,668)
Accumulated depreciation, amortisation and impairment [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(129,073)	(116,617)	(109,987)
Currency translation differences	(277)	(231)	246
Depreciation	(12,896)	(12,244)	(12,468)
Disposals	0	19	900
Assets held for sale	68,765		4,692
Property, plant and equipment at year-end	(73,481)	(129,073)	(116,617)
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(6,594)	(6,668)	(6,975)
Currency translation differences	(8)	(6)	16
Depreciation	(503)	(672)	(700)
Disposals	1,877	752	838
Assets held for sale	2,158		153
Property, plant and equipment at year-end	(3,070)	(6,594)	(6,668)
Accumulated depreciation, amortisation and impairment [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale	0		0
Property, plant and equipment at year-end	0	0	0
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale	0		0
Property, plant and equipment at year-end	$ 0	$ 0	$ 0